Statements of Stockholders' Deficit - USD ($)	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Preferred Units	Common Units	Total
Beginning balance at Dec. 31, 2019				$ (863,828)			$ (863,828)
Increase (Decrease) in Stockholders' Equity
Stock-based compensation			$ 2,262,093				$ 2,262,093
Accrued preferred unit and stock dividend					$ 19,442
Accrued preferred unit and stock dividend (in Units)				(19,442)	38,884		(19,442)
Beneficial conversion feature in connection with notes payable			462,920				$ 462,920
Conversion of preferred units to preferred stock	$ 267		1,340,916				1,341,183
Conversion of preferred units to preferred stock (in shares)	2,667,353
Conversion of common units to common stock		$ 578	(578)
Conversion of common units to common stock (in shares)		5,775,898
Net income (loss)				$ (7,826,008)			(7,826,008)
Ending balance at Dec. 31, 2020	$ 270	$ 578	4,079,891	(8,709,278)			(4,628,539)
Ending balance (in shares) at Dec. 31, 2020	2,696,439	5,775,898
Beginning balance at Dec. 31, 2019					$ 765,527
Beginning balance (in Units) at Dec. 31, 2019					1,516,041	5,775,898
Increase (Decrease) in Stockholders' Equity
Contribution from TardiMed					$ 470,000
Contribution from TardiMed (in Units)					940,000
Investor contributions					$ 50,000
Investor contributions (in Units)					100,000
Non-cash contribution from TardiMed	$ 3		14,540		$ 36,214		14,543
Non-cash contribution from TardiMed (in Units)	29,086				72,428
Conversion of preferred units to preferred stock					$ (1,341,183)
Conversion of preferred units to preferred stock (in units)					(2,667,353)
Conversion of common units to common stock (in units)						(5,775,898)
Common stock issued in connection with conversion of notes payable		$ 113	3,412,669				3,412,782
Issuance of common stock in connection with conversion of notes payable (in shares)		1,137,594
Stock-based compensation			1,110,874				1,110,874
Net income (loss)				(16,462,227)			(16,462,227)
Ending balance at Sep. 30, 2021		$ 691	8,603,434	(25,171,505)			(16,567,110)
Ending balance (in shares) at Sep. 30, 2021		6,913,492
Beginning balance at Dec. 31, 2020	$ 270	$ 578	4,079,891	(8,709,278)			(4,628,539)
Beginning balance (in shares) at Dec. 31, 2020	2,696,439	5,775,898
Increase (Decrease) in Stockholders' Equity
Common stock issued in connection with conversion of notes payable		$ 113	3,412,669				$ 3,412,782
Issuance of common stock in connection with conversion of notes payable (in shares)		1,137,594					1,137,594
Stock-based compensation			1,335,865				$ 1,335,865
Net income (loss)				(10,228,971)			(10,228,971)
Ending balance at Dec. 31, 2021	$ 270	$ 691	8,828,425	(18,938,249)			(10,108,863)
Ending balance (in shares) at Dec. 31, 2021	2,696,439	6,913,492
Beginning balance at Jun. 30, 2021		$ 691	8,331,310	(22,060,863)			(13,728,592)
Beginning balance (in shares) at Jun. 30, 2021		6,913,492
Increase (Decrease) in Stockholders' Equity
Stock-based compensation			272,124				272,124
Net income (loss)				(3,110,642)			(3,110,642)
Ending balance at Sep. 30, 2021		$ 691	8,603,434	(25,171,505)			(16,567,110)
Ending balance (in shares) at Sep. 30, 2021		6,913,492
Beginning balance at Dec. 31, 2021	$ 270	$ 691	8,828,425	(18,938,249)			(10,108,863)
Beginning balance (in shares) at Dec. 31, 2021	2,696,439	6,913,492
Increase (Decrease) in Stockholders' Equity
Common stock issued in connection with conversion of notes payable		$ 24	1,159,476				1,159,500
Issuance of common stock in connection with conversion of notes payable (in shares)		238,094
Stock-based compensation			1,377,165				1,377,165
Net income (loss)				(9,581,119)			(9,581,119)
Ending balance at Sep. 30, 2022		$ 1,178	30,906,477	(28,519,368)			2,388,302
Ending balance (in shares) at Sep. 30, 2022		11,779,475
Beginning balance at Jun. 30, 2022		$ 691	9,158,437	(17,055,755)			(7,896,357)
Beginning balance (in shares) at Jun. 30, 2022		6,913,492
Increase (Decrease) in Stockholders' Equity
Common stock issued in connection with conversion of notes payable		$ 24	1,159,476				1,159,500
Issuance of common stock in connection with conversion of notes payable (in shares)		238,094
Stock-based compensation			1,047,153				1,047,153
Net income (loss)				(11,463,613)			(11,463,613)
Ending balance at Sep. 30, 2022		$ 1,178	$ 30,906,477	$ (28,519,368)			$ 2,388,302
Ending balance (in shares) at Sep. 30, 2022		11,779,475